Fair Value Measurement (Details) - Schedule of level 3 Triage Investment - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair Value Measurement (Details) - Schedule of level 3 Triage Investment [Line Items]
Balance	$ 2,565,082
Additions		3,116,171
Fair value adjustment	(1,807,829)	(551,089)
Foreign exchange movement	6,956
Balance	764,209	2,565,082
Level 3 of fair value hierarchy [member]
Fair Value Measurement (Details) - Schedule of level 3 Triage Investment [Line Items]
Balance	2,565,082
Additions		3,116,171
Fair value adjustment	(1,807,829)	(551,089)
Foreign exchange movement	6,956
Balance	$ 764,209	$ 2,565,082